UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22576

Ranger Funds Investment Trust

(Exact name of registrant as specified in charter)

2828 Harwood Street

Suite 1600

Dallas, TX  75201

(Address of principal executive offices)(Zip code)

National Corporate Research, Ltd.

615 South DuPont Highway

Dover, Delaware 19901

 (Name and address of agent for service)

With Copy to:

JoAnn M. Strasser, Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215-6101

(Name and address of agent for service)

Registrant's telephone number, including area code: (214) 871-5200

Date of fiscal year end: July 31

Date of reporting period: January 31, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Ranger Funds Investment Trust

Ranger Small Cap Fund (RFISX)

Ranger Quest for Income and Growth Fund

Institutional Class (RFIDX)

Investor Class (RFTDX)

SEMI-ANNUAL REPORT

JANUARY 31, 2014

(UNAUDITED)

RANGER FUNDS INVESTMENT TRUST

RANGER SMALL CAP FUND

           PORTFOLIO ANALYSIS

              JANUARY 31, 2014 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the underlying securities represented as a percentage of net assets.

Aerospace 1.58%
Auto Parts 0.99%
Back Office Support HR & Consulting 6.41%
Banks: Diversified 12.53%
Buildng: Roofing/ Wallboard & Plumbing 1.47%
Commercial Vehicles & Parts 1.00%
Communications Technology 1.75%
Computer Services Software & Systems 10.72%
Cosmetics 1.22%
Drug & Grocery Store Chains 1.31%
Education Services 0.95%
Electronic Components 1.27%
Environmental Maint & Security Service 2.88%
Foods 1.62%
Health Care Management Services 3.04%
Health Care Services 3.79%
Homebuilding 1.36%
Insurance: Property Casualty 1.61%
Machinery: Industrial 1.85%
Medical & Dental Instruments & Supplies 2.31%
Medical Services 3.73%
Offshore Drilling & Other Services 1.11%
Oil: Crude Producers 3.04%
Pharmaceuticals 4.37%
Restaurants 5.19%
Scientific Instruments: Electrical 3.04%
Securities Brokerage & Services 1.81%
Semiconductors & Components 2.48%
Specialty Retail 5.65%
Textiles Apparel & Shoes 4.58%
Truckers 1.04%
Short Term Investments 4.71%
Liabilities In Excess Of Other Assets (0.41)%

RANGER FUNDS INVESTMENT TRUST

RANGER QUEST FOR INCOME AND GROWTH FUND

           PORTFOLIO ANALYSIS

              JANUARY 31, 2014 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors that the underlying securities represent, as a percentage of net assets.

Other Assets In Excess Of Liabilities 0.07%
Aerospace & Defense 2.87%
Airlines 2.59%
Automobiles 3.29%
Beverages 5.43%
Capital Markets 7.03%
Chemicals 3.55%
Construction & Engineering 0.72%
Commercial Banks 1.62%
Diversified Financial Services 2.26%
Diversified Telecommunication Services 11.45%
Energy Equipment & Services 2.15%
Media 2.98%
MultiUtilities 1.34%
Oil, Gas & Consumable Fuels 8.01%
Pharmaceuticals 6.45%
Tobacco 1.50%
Transportation Infrastructure 1.53%
Wireless Telecommunication Services 2.27%
Real Estate Investment Trusts 15.56%
Master Limited Partnerships 15.46%
Short Term Investments 1.87%

Ranger Small Cap Fund
Schedule of Investments
January 31, 2014 (Unaudited)

Shares		Value

COMMON STOCKS - 95.70%

Aerospace - 1.58%
12460	Wesco Aircraft Holdings, Inc. *	$ 278,481

Auto Parts - 0.99%
3350	Dorman Products, Inc. *	174,736

Back Office Support HR & Consutling - 6.41%
15700	Maximus, Inc.	665,209
7370	Advisory Board Co. *	466,595
		1,131,804
Banks: Diversified - 12.53%
20590	Privatebancorp, Inc.	588,668
6911	Bank of the Ozarks, Inc.	438,157
6360	IberiaBank Corp.	418,742
5850	Texas Capital Bancshares, Inc. *	347,900
2150	SVB Financial Group *	241,295
5800	Home Bancshares, Inc.	178,872
		2,213,634
Building: Roofing/Wallboard & Plumbing - 1.47%
6880	Beacon Roofing Supply, Inc. *	259,995

Commercial Vehicles & Parts - 1%
12870	Wabash National Corp. *	176,448

Communications Technology - 1.75%
15700	Aruba Networks, Inc. *	309,447

Computer Services Software & Systems - 10.72%
6360	Imperva, Inc. *	349,800
4690	SPS Commerce, Inc. *	303,068
11320	Ellie Mae, Inc. *	295,452
3791	Open Table, Inc. *	285,386
6330	Envestnet, Inc. *	270,608
8270	QLIK Technologies, Inc. *	223,455
2677	Fleetmatics Group Plc. (Ireland)*	107,107
2141	Synchronoss Tech, Inc. *	57,079
		1,891,955
Cosmetics - 1.22%
6610	Inter Parfums, Inc.	215,089

Drug & Grocery Store Chains - 1.31%
6596	The Fresh Market, Inc. *	230,596

Education Services - 0.95%
2679	Capella Education Co. *	167,143

Electronic Components - 1.27%
11380	Invensense, Inc. *	224,072

Environmental Maint & Security Service - 2.88%
18760	Healthcare Services Group, Inc.	508,959

Foods - 1.62%
4355	Treehouse Foods, Inc. *	286,733

Health Care Management Services - 3.04%
8860	Centene Corp. *	536,916

Health Care Services - 3.79%
6640	Medidata Solutions, Inc. *	418,984
4870	Air Methods Corp. *	250,562
		669,546
Homebuilding - 1.36%
4950	Meritage Homes Corp. *	240,421

Insurance: Property-Casualty - 1.61%
11931	Hilltop Holdings, Inc. *	283,838

Machinery: Industrial - 1.85%
2770	Chart Industries, Inc. *	236,669
1134	Proto Labs, Inc. *	89,994
		326,663
Medical & Dental Instruments & Supplies - 2.31%
7088	Cantel Medical Corp.	224,690
4375	Neogen Corp. *	183,837
		408,527
Medical Services - 3.73%
7170	Parexel International Corp. *	349,968
7350	ICON Plc. ADR (Ireland) *	308,774
		658,742
Offshore Drilling & Other Services - 1.11%
19534	Pacific Drilling S.A. (Luxembourg) *	196,317

Oil: Crude Producers - 3.04%
17910	Matador Resources Co. *	348,170
3790	PDC Energy, Inc. *	188,969
		537,139
Pharmaceuticals - 4.37%
18315	Akorn, Inc. *	415,751
5100	Lannett Company, Inc. *	180,132
5800	Prestige Brands Holdings, Inc. *	175,508
		771,391
Restaurants - 5.19%
18060	Krispy Kreme Doughnuts, Inc. *	311,535
4765	Red Robin Gourmet Burgers, Inc. *	307,009
16730	Sonic Corp. *	297,627
		916,171
Scientific Instruments: Electrical - 3.04%
7890	EnerSys	536,993

Securities Brokerage & Services - 1.81%
5098	Marketaxess Holdings, Inc.	319,848

Semiconductors & Components - 2.48%
23622	Applied Micro Circuits Corp. *	238,582
11500	Ceva, Inc. *	199,985
		438,567
Specialty Retail - 5.65%
7440	Asbury Automotive Group, Inc. *	349,829
16080	Pier 1 Imports, Inc.	307,289
2830	Group 1 Automotive, Inc.	172,998
9730	Express, Inc. *	168,524
		998,640
Textiles Apparel & Shoes - 4.58%
4430	G-III Apparel Group Ltd. *	309,967
7937	Steven Madden Ltd. *	258,667
3051	Deckers Outdoor Corp. *	237,825
		806,459
Truckers - 1.04%
5480	Saia, Inc. *	184,457

TOTAL FOR COMMON STOCKS (Cost $14,157,988) - 95.70%		16,899,727

SHORT TERM INVESTMENTS - 4.71%
831,695	First American Gov't Obligation Fund Class Z 0.01% ** (Cost $831,695)	831,695

TOTAL INVESTMENTS (Cost $14,989,683) - 100.41%		17,731,422

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.41)%		(71,711)

NET ASSETS - 100.00%		$ 17,659,711

ADR - American Depository Receipts.
* Non-income producing security during the year.
** Variable rate security; the coupon rate shown represents the yield at January 31, 2014.
The accompanying notes are an integral part of these financial statements.

Ranger Quest for Income and Growth Fund
Schedule of Investments
January 31, 2014 (Unaudited)

Shares		Value

COMMON STOCKS - 67.04%

Aerospace & Defense - 2.87%
17,210	Bae Systems Plc. ADR (United Kingdom)	$ 490,829

Airlines - 2.59%
8,753	Japan Airlines Co. Ltd. (Japan) *	442,408

Automobiles - 3.29%
6,707	Daimler AG (Germany) *	562,053

Beverages - 5.43%
47,014	Coca-Cola Amatil, Ltd. (Australia)	480,961
1,035,603	Thai Beverage PCL (Thailand)	446,136
		927,097
Capital Markets - 7.03%
8,173	Oak Tree Capital Group, LLC.	477,385
15,988	Federated Investors, Inc.	429,917
13,262	Solar Capital Ltd.	293,488
		1,200,790
Chemicals - 3.55%
4,040	LyondellBasell Industries NV Class A (Netherlands)	318,190
6,970	Yara International ASA (Norway) *	287,521
		605,711
Construction & Engineering - 0.72%
111,935	NRW Holdings Ltd. (Australia)	122,446

Commercial Banks - 1.62%
4,248	Commonwealth Bank Of Australia (Australia)	275,951

Diversified Financial Services - 2.26%
31,879	KKR Financial Holdings LLC.	385,736

Diversified Telecommunication Services - 11.45%
935	Swisscom AG-REG (Switzerland) *	514,379
18,137	Telstra Corp. Ltd. ADR (Australia)	408,445
10,870	Belgacom S.A. (Belgium)	310,676
8,075	AT&T, Inc.	269,059
256,000	HKT Trust and HKT Ltd. (Hong Kong)	245,666
4,932	BCE, Inc. (Canada)	207,381
		1,955,606
Energy Equipment & Services - 2.15%
7,573	Diamond Offshore Drilling, Inc.	367,593

Media - 2.98%
26,118	Regal Entertainment Group Class A	509,301

Multi-Utilities - 1.34%
44,800	Centrica PLC (United Kingdom)	229,230

Oil, Gas & Consumable Fuels - 8.01%
29,500	Ship Finance International Ltd. (Bermuda)	505,040
8,073	Total SA (France)	461,034
18,265	Canadian Oil Sands Ltd. (Canada)	328,747
2,150	Kinder Morgan, Inc.	73,121
		1,367,942
Pharmaceuticals - 6.45%
8,978	Astrazeneca Plc. ADR (United Kingdom)	570,103
13,530	GlaxoSmithKline Plc. (United Kingdom)	347,927
1,860	Sanofi ADR (France) *	182,638
		1,100,668
Tobacco - 1.50%
1,482	British American Tobacco Plc. ADR (United Kingdom)	142,257
1,455	Philip Morris International, Inc.	113,694
		255,951
Transportation Infrastructure - 1.53%
106,530	Sats Ltd. (Singapore)	261,172

		261,172
Wireless Telecommunication Services - 2.27%
10,436	Vodafone Group Plc. ADR (United Kingdom)	386,758

TOTAL FOR COMMON STOCKS (Cost $11,011,649) - 67.04%		11,447,242

REAL ESTATE INVESTMENT TRUSTS - 15.56%
24,403	Penny Mac Mortgage Investment Trust	574,691
227,425	Ascendas Real Estate Investment Trust (Singapore)	379,428
11,924	Starwood Property Trust, Inc.	360,105
33,110	Spirit Realty Capital, Inc.	350,966
9,596	National Retail Properties, Inc.	318,587
7,751	Realty Income Corp.	316,086
2,150	Cofinimmo (Belgium) *	250,350
84,087	CDL Hospitality Trusts (Singapore)	105,710
TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $2,665,351) - 15.56%		2,655,923

MASTER LIMITED PARTNERSHIPS - 15.46%

Oil, Gas & Consumable Fuels - 14.23%
7,176	Kinder Morgan Energy Partners, L.P.	570,348
7,622	Energy Transfer Partners, L.P.	423,097
4,476	Alliance Resource Partners LP	368,822
12,750	Boardwalk Pipeline Partners, L.P.	313,905
7,097	Teekay LNG Partners, L.P.	287,216
4,651	TC Pipelines, L.P.	216,365
5,433	Cheniere Energy Partners, L.P.	152,070
2,326	Energy Transfer Equity, L.P.	97,041
		2,428,864
Electric Utilities - 1.23%
5,691	Brookfield Infrastructure Partners, L.P.	209,372

TOTAL FOR MASTER LIMITED PARTNERSHIPS (Cost $2,603,765) - 15.46%		2,638,236

SHORT TERM INVESTMENTS - 1.87%
318,422	First American Government Obligation Fund 0.01% ** (Cost $318,422)	318,422

TOTAL INVESTMENTS (Cost $16,599,187) - 99.93%		17,059,823

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.07%		12,427

NET ASSETS - 100.00%		$ 17,072,250

ADR - American Depository Receipts.
* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at January 31, 2014.
The accompanying notes are an integral part of these financial statements

Ranger Funds Investment Trust
Statements of Assets and Liabilities
January 31, 2014 (Unaudited)

Assets:	Small Cap Fund	Quest for Income and Growth Fund
Investments in Securities, at Value (Cost $14,989,683 and $16,599,187)	$ 17,731,422	$ 17,059,823
Cash	1,000	51
Receivables:
Dividends and Interest	947	41,582
Securities Sold	142,125	-
Shareholder Subscriptions	5,013	3,426
Prepaid Expenses	2,297	11,312
Total Assets	17,882,804	17,116,194
Liabilities:
Payables:
Advisory Fees	8,080	1,736
Securities Purchased	191,005	-
Shareholder Redemptions	-	18,685
Distribution (12b-1) Fees	-	190
Distributions Payable	-	2,157
Other Expenses	24,008	21,176
Total Liabilities	223,093	43,944
Net Assets	$ 17,659,711	$ 17,072,250

Net Assets Consist of:
Paid In Capital	$ 14,722,163	$ 16,615,753
Accumulated Undistributed Net Investment Income (Loss)	(68,387)	41,833
Accumulated Realized Gain (Loss) on Investments	264,196	(45,972)
Unrealized Appreciation in Value of Investments	2,741,739	460,636
Net Assets, for 1,107,669 and 1,340,256 Shares Outstanding, respectively	$ 17,659,711	$ 17,072,250

Net Asset Value Per Share

Investor Class:

Net Assets		$ 2,276,720
Shares outstanding (unlimited number of shares authorized with no par value)		178,332
Net Asset Value, Redemption Price and Offering Price Per Share		$ 12.77

Institutional Class:

Net Assets	$ 17,659,711	$ 14,795,530
Shares outstanding (unlimited number of shares authorized with no par value)	1,107,669	1,161,924
Net Asset Value, Redemption Price and Offering Price Per Share	$ 15.94	$ 12.73

The accompanying notes are an integral part of these financial statements.

Ranger Funds Investment Trust
Statements of Operations
For the six months ended January 31, 2014 (Unaudited)

Investment Income:	Small Cap Fund	Quest for Income and Growth Fund
Dividends (net of foreign withholding of $0 and $10,208, respectively)	$ 27,187	$ 362,286
Interest	25	16
Total Investment Income	27,212	362,302

Expenses:
Advisory Fees (Note 4)	86,908	78,593
Distribution (12b-1) Fees - Investor Class	-	3,235
Audit Fees	7,681	7,682
Transfer Agent & Accounting Fees	15,768	18,373
Registration Fees	2,173	13,410
Custody Fees	3,460	12,129
Insurance Fees	2,981	2,733
Trustee Fees	1,654	1,653
Printing Fees	268	583
Miscellaneous Fees	1,367	2,350
Legal Fees	6,876	4,389
Total Expenses	129,136	145,130
Advisory Fees Waived (Note 4)	(33,537)	(55,443)
Net Expenses	95,599	89,687

Net Investment Income (Loss)	(68,387)	272,615

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	870,235	(3,866)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(63,540)	190,338
Net Realized and Unrealized Gain on Investments	806,695	186,472

Net Increase in Net Assets Resulting from Operations	$ 738,308	$ 459,087

The accompanying notes are an integral part of these financial statements.

Ranger Small Cap Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	1/31/2014	7/31/2013
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (68,387)	$ (64,668)
Net Realized Gain (Loss) on Investments	870,235	(412,540)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(63,540)	3,007,358
Net Increase in Net Assets Resulting from Operations	738,308	2,530,150

Distributions to Shareholders:
Net Investment Income	-	-
Realized Gains	(125,661)	(155,933)
Total Distributions Paid to Shareholders	(125,661)	(155,933)

Capital Share Transactions (Note 5)	1,205,634	4,656,089

Total Increase in Net Assets	1,818,281	7,030,306

Net Assets:
Beginning of Period	15,841,430	8,811,124

End of Period (Including Undistributed Net Investment Income of $0 and $0, respectively)	$ 17,659,711	$ 15,841,430

The accompanying notes are an integral part of these financial statements.

Ranger Quest for Income and Growth Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	1/31/2014	7/31/2013
Increase in Net Assets From Operations:
Net Investment Income	$ 272,615	$ 324,034
Net Realized Gain (Loss) on Investments	(3,866)	83,292
Net Change in Unrealized Appreciation on Investments	190,338	66,613
Net Increase in Net Assets Resulting from Operations	459,087	473,939

Distributions to Shareholders:
Net Investment Income:
Investor Class	(37,948)	(10,358)
Institutional Class	(207,883)	(354,669)
Realized Gains	(117,528)	(35,159)
Total Distributions Paid to Shareholders	(363,359)	(400,186)

Capital Share Transactions (Note 5)	2,262,175	10,914,935

Total Increase in Net Assets	2,357,903	10,988,688

Net Assets:
Beginning of Period	14,714,347	3,725,659

End of Period (Including Undistributed Net Investment Income of $41,833 and $15,049, respectively)	$ 17,072,250	$ 14,714,347

The accompanying notes are an integral part of these financial statements.

Ranger Small Cap Fund
Financial Highlights
Selected data for an institutional class share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Year Ended	Period Ended	*
	1/31/2014		7/31/2013	7/31/2012

Net Asset Value, at Beginning of Period	$ 15.33		$ 12.90	$ 10.00

Income From Investment Operations:
Net Investment Loss **	(0.06)		(0.08)	(0.10)
Net Gain on Securities (Realized and Unrealized)	0.78		2.73	3.01
Total from Investment Operations	0.72		2.65	2.91

Distributions:
Realized Gains	(0.11)		(0.22)	(0.01)
Total from Distributions	(0.11)		(0.22)	(0.01)

Net Asset Value, at End of Period	$ 15.94		$ 15.33	$ 12.90

Total Return ***	4.70%	(b)	21.01%	29.15%	(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 17,660		$ 15,841	$ 8,811
Before Waivers
Ratio of Expenses to Average Net Assets	1.49%	(a)	1.69%	2.29%	(a)
Ratio of Net Investment Loss to Average Net Assets	(1.17)%	(a)	(1.15)%	(2.00)%	(a)
After Waivers
Ratio of Expenses to Average Net Assets	1.10%	(a)	1.13%	1.25%	(a)
Ratio of Net Investment Loss to Average Net Assets	(0.79)%	(a)	(0.59)%	(0.95)%	(a)
Portfolio Turnover	41.46%	(b)	86.85%	92.21%	(b)

* For the period September 29, 2011 (commencement of investment operations) through July 31, 2012.
** Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.
*** Assumes reinvestment of dividends. Not annualized for periods of less than one year.
(a) Annualized
(b) Not annualized
The accompanying notes are an integral part of these financial statements.

Ranger Quest for Income and Growth Fund
Investor Class
Financial Highlights
Selected data for an investor class share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Period Ended	*
	1/31/2014		7/31/2013

Net Asset Value, at Beginning of Period	$ 12.65		$ 12.70

Income From Investment Operations:
Net Investment Income **	0.22		0.05
Net Gain (Loss) on Securities (Realized and Unrealized)	0.19		(0.05)
Total from Investment Operations	0.41		0.00

Distributions:
Net Investment Income	(0.19)		(0.05)
Realized Gains	(0.10)		-
Total from Distributions	(0.29)		(0.05)

Net Asset Value, at End of Period	$ 12.77		$ 12.65

Total Return ***	3.18%	(b)	(0.02)%	(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 2,277		$ 2,731
Before Waivers
Ratio of Expenses to Average Net Assets	2.23%	(a)	2.17%	(a)
Ratio of Net Investment Income to Average Net Assets	2.47%	(a)	1.81%	(a)
After Waivers
Ratio of Expenses to Average Net Assets	1.35%	(a)	1.35%	(a)
Ratio of Net Investment Income to Average Net Assets	3.35%	(a)	2.63%	(a)
Portfolio Turnover	12.31%	(b)	46.45%	(b)

* For the period June 4, 2013 (launch of share class) through July 31, 2013.
** Per share net investment income has been determined on the basis of average shares outstanding during the period.
*** Assumes reinvestment of dividends. Not annualized for period of less than one year.
(a) Annualized
(b) Not annualized
The accompanying notes are an integral part of these financial statements.

RANGER FUNDS INVESTMENT TRUST

RANGER SMALL CAP FUND

RANGER QUEST FOR INCOME AND GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

JANUARY 31, 2014 (UNAUDITED)

Note 1. Organization

Ranger Funds Investment Trust (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is comprised of four series:  Ranger Small Cap Fund, Ranger Mid Cap Fund, Ranger International Fund, and Ranger Quest for Income and Growth Fund.  The Trust was organized on June 21, 2011, as a Delaware Statutory Trust. The Trust currently offers shares of beneficial interest (“shares”) of Ranger Small Cap Fund and Ranger Quest for Income and Growth Fund (collectively, the “Funds”). The Ranger Mid Cap Fund and Ranger International Fund are not currently available for sale.  Ranger Small Cap Fund (“Small Cap”) is a diversified portfolio with an investment objective seeking long-term growth of capital.  Ranger Quest for Income and Growth Fund (“Income and Growth”) is a diversified portfolio with an investment objective of seeking long term growth of capital while providing current income.  Each Fund offers Institutional Class Shares and Investor Class Shares.  Currently, the Small Cap Fund has not issued Investor Class shares. The affairs of the Trust are managed by a Board of Trustees (the “Board”).  The Declaration of Trust permits the Board to create additional funds and share classes.

Ranger Investment Management, L.P. (the “Small Cap Adviser”) and Ranger International (TX) Management, L.P, (the “Income and Growth Adviser”) serve as investment Advisers (the “Advisers”) to Ranger Small Cap Fund and Ranger Quest for Income and Growth Fund, respectively. All costs incurred by the Fund in connection with its organization have been advanced by the Small Cap Adviser and the Income and Growth Adviser and are subject to recoupment as described in Note 4. Organizational costs were charged to expenses as incurred. Offering costs incurred by the Fund were treated as deferred charges until operations commenced and thereafter were amortized using the straight line method.

Note 2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States (“GAAP”).

Security Valuations: All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes: Each Fund’s policy is to continue to comply with requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income as dividends to its shareholders.  The Funds intend to distribute their net long-term capital gains and their net short-term capital gains at least once a year. Therefore, no provision for federal income taxes is required.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. As of, and during the six months ended January 31, 2014, the officers of the Trust have analyzed the Funds’ tax positions, and have concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Funds’ 2014 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and certain State tax authorities; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. As of, and during the six months ended January 31, 2014, the Funds did not incur any interest or penalties.

Distributions to Shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Funds.

Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment transactions and related investment income: The Funds record security transactions on the trade date. The first-in first-out method is used for determining gains or losses for financial statement and income tax purposes.  Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis.

Share valuation: The net asset value per share of each class of shares for Small Cap and Income and Growth are calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The offering price and redemption price per share of each class of Small Cap and Income and Growth is equal to the net asset value per share.

Translation of Foreign Currency: Assets and liabilities denominated in foreign currencies are translated into United States dollar amounts at the daily exchange rates.  Transactions denominated in foreign currencies, including purchases and sales of investments, and income and expenses, are translated into United States dollar amounts on the transaction date.  Adjustments arising from foreign currency transactions are reflected in the statement of operations.

The Fund does not isolate that portion of the results of operations arising from the effect of changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of investments held.  Such fluctuations are included in net realized and unrealized gain on investments in the statement of operations.

Transfer Agent Agreement and Accounting Services Agreement:  Mutual Shareholder Services, LLC (“MSS”) serves as Transfer Agent to each Fund, pursuant to a Transfer Agent Agreement with the Trust. Under the Transfer Agency and Service Agreement, MSS will provide all of the customary services of a transfer agent and dividend disbursing agent.

In addition, MSS provides accounting services to the Funds pursuant to a Fund Accounting Services Agreement with the Trust.   As such, MSS provides all necessary administration, bookkeeping and pricing services to each Portfolio.

For the services rendered to the Funds Pursuant to the Transfer Agent Agreement and Accounting Services Agreement, each Fund pays MSS an annual fee based on the average value of the Fund. Each Fund receives a discount depending on the net assets of the Fund. For the six months ended January 31, 2014, the Small Cap Fund and the Income and Growth Fund accrued $15,768 and $18,373 in Transfer Agent and Accounting fees, respectively.  At January 31, 2014, the Small Cap Fund and the Income and Growth Fund owed $2,625 and $3,057 in Transfer Agent and Accounting fees, respectively.

12b-1 Plan and Distribution Agreement: The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”).  The Plan permits Investor Class shares of each Fund to pay its distributor for certain distribution and promotion expenses related to marketing shares of the Fund. The amount payable annually by each Fund’s Investor Class is 0.25% of its respective average daily net assets.   Institutional Classes of the Funds are not subject to a 12b-1 fee.    Under the Plan, the Trust may engage in any activities related to the distribution of each Fund's shares.

Rafferty Capital Markets, LLC (the "Distributor") serves as the principal underwriter and national distributor for the shares of the Trust pursuant to a distribution agreement with the Trust (the "Distribution Agreement"). The Distribution Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use its best efforts to distribute the Funds' shares.

The Trust, its advisers and sub-adviser are not affiliated with the Distributor.

For the six months ended January 31, 2014, the Income and Growth Fund accrued $3,235 in distribution fees.  At January 31, 2014 the Income and Growth Fund owed $190 in distribution fees.

Note 3. Security Valuations

As described in Note 2, all investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements:  A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock including ADRs, closed end mutual funds, and real estate investment trusts) - Equity securities are valued by using market quotations furnished by a pricing service when the Advisers believe such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are valued by the pricing service at the NASDAQ Official Closing Price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a Level 1 security. When the security position is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as a Level 2 security. When market quotations are not readily available, when the Advisers determine that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued at fair value as determined by the Adviser in good faith, in accordance with guidelines adopted by and subject to review of the Board and are categorized as Level 3.

The Income and Growth Fund may invest in master limited partnership interests ("MLPs").  MLPs are limited partnerships, the interests in which (known as "units") are typically traded on public exchanges consistent with corporate stock.  Master limited partnership units typically trade publicly, like stock, and thus may provide the investor more liquidity than ordinary limited partnerships.  These securities will be classified as Level 1 of the value hierarchy.

Money market mutual funds are generally priced at the ending NAV provided by service agent of the Funds. These securities will be classified as Level 1 of the value hierarchy.

Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using amortized cost which approximates fair value and would be categorized as Level 2.

The following table presents information about the Small Cap Fund’s investments measured at fair value as of January 31, 2014:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 16,899,727	$ -	$ -	$ 16,899,727
Short-Term Investments:
First American Gov't Obligation Fund Class Z	831,695	-	-	831,695
Total	$ 17,731,422	$ -	$ -	$ 17,731,422

The following table presents information about the Income and Growth Fund’s investments measured at fair value as of January 31, 2014:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 11,447,242	$ -	$ -	$ 11,447,242
Real Estate Investment Trusts	2,655,923	-	-	2,655,923
Master Limited Partnerships	2,638,236	-	-	2,638,236
Short-Term Investments:
First American Gov't Obligation Fund Class Z	318,422	-	-	318,422
Total	$ 17,059,823	$ -	$ -	$ 17,059,823

Neither Fund held any Level 2 or Level 3 assets during the six months ended January 31, 2014.  Therefore a reconciliation of assets in which significant unobservable inputs were used in determining fair value is not applicable. For more detail on the investments, please refer to the Schedules of Investments.  Neither Fund had transfers into or out of Level 2 or Level 3 during the six months ended January 31, 2014.  The Funds consider transfers into and out of Level 1 and Level 2 as of the end of the reporting period. The Funds did not hold any derivative instruments at any time during the six months ended January 31, 2014.

Note 4. Investment Advisory Fee and Other Transactions with Affiliates

Pursuant to the Investment Management Agreements (“Advisory Agreements”) with the Trust, the Small Cap Adviser and the Income and Growth Adviser are entitled to investment advisory fees, computed daily and payable monthly of 0.083% (1.0% per annum) of the average daily net assets of Ranger Small Cap Fund and Ranger Quest for Income and Growth Fund, respectively.  For the six months ended January 31, 2014, the advisers earned $86,908 and $78,593 from the Small Cap Fund and Income and Growth Fund, respectively.  For the six months ended January 31, 2014, the advisers waived $33,537 and $55,443 in expenses from the Small Cap Fund and Income and Growth Fund, respectively.  At January 31, 2014, the advisers were owed $8,080 and $1,736 from the Small Cap Fund and Income and Growth Fund, respectively.

The Small Cap Adviser and the Income and Growth Adviser have each entered into an Expense Limitation Agreement with the Trust (the “Expense Limitation Agreements”), whereby they have agreed to waive fees with respect to each of the Funds so that the Net Annual Operating Expenses (exclusive of any Rule 12b-1 fees, acquired fund fees and expenses, brokerage commissions, interest, taxes and extraordinary expenses) of Ranger Small Cap Fund and Ranger Quest for Income and Growth Fund will not exceed 1.10% and 1.10%, respectively, until November 30, 2014.  The Small Cap Adviser and the Income and Growth Adviser may recoup any waived amount from each respective Fund pursuant to these Expense Limitation Agreements if such reimbursement does not cause the respective Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the respective adviser incurred the expenses.  As of July 31, 2013, the Adviser is able to recapture $107,704 in expenses pursuant to the Expense Limitation Agreement for the Small Cap Fund. As of July 31, 2013, the Adviser is entitled to recapture $116,429 in expenses pursuant to the Expense Limitation Agreement for the Income and Growth Fund.

Fiscal Year Ended	Recoverable Through	Small Cap Fund	Income and Growth Fund
July 31, 2012	July 31, 2015	$46,094	$48,962
July 31, 2013	July 31, 2016	$61,610	$67,467

As mentioned in Note 1, the Small Cap Adviser and the Income and Growth Adviser have paid offering costs in the amount of $3,510 ($1,755 per Fund) to be reimbursed by the respective Funds.

Each Trustee who is not affiliated with the Trust or the advisers and/or sub-adviser will receive an annual fee of $2,500, as well as reimbursement for any reasonable expenses incurred attending the meetings.   The “interested person” who serves as Trustee of the Trust receives no compensation for his services as a Trustee.  None of the executive officers receive compensation from the Trust.

Note 5. Capital Share Transactions

At January 31, 2014, there were unlimited shares authorized at no par value for the Ranger Funds Investment Trust (which includes the Small Cap Fund and the Income and Growth Fund). The following table summarizes transactions in capital for the six months ended January 31, 2014 and fiscal year ended July 31, 2013:

Small Cap Fund	Six Months Ended January 31, 2014		Year Ended July 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	103,690	$ 1,673,271	398,535	$ 5,322,053
Shares reinvested	3,389	56,188	1,872	22,595
Shares redeemed	(32,574)	(523,825)	(50,430)	(688,559)
Net increase	74,505	$ 1,205,634	349,977	$ 4,656,089

Income and Growth Fund – Investor Class	Six Months Ended January 31, 2014		Period Ended July 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	10,758	$ 138,510	226,478	$ 2,873,806
Shares reinvested	4,291	55,968	819	10,358
Shares redeemed	(52,610)	(677,276)	(11,404)	(145,681)
Net increase (decrease)	(37,561)	$ (482,798)	215,893	$ 2,738,483

Income and Growth Fund – Institutional Class	Six Months Ended January 31, 2014		Year Ended July 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	284,312	$ 3,673,125	661,078	$ 8,441,002
Shares reinvested	22,266	289,369	30,639	381,964
Shares redeemed	(94,972)	(1,217,521)	(51,614)	(646,514)
Net increase	211,606	$ 2,744,973	640,103	$ 8,176,452

The Small Cap Fund has not issued Investor Class shares.

Note 6. Investments

Small Cap Fund

For the six months ended January 31, 2014, the cost of purchases and the proceeds from sales, other than U.S. Government Securities and short-term securities, aggregated $7,821,022 and $6,856,024, respectively. For federal income tax purposes, as of January 31, 2014, the gross unrealized appreciation for all securities totaled $3,222,069 and the gross unrealized depreciation for all securities totaled $480,330, for a net unrealized appreciation of $2,741,739.  The aggregate cost of securities for federal income tax purposes at January 31, 2014, was $14,989,683.

Income and Growth Fund

For the six months ended January 31, 2014, the cost of purchases and the proceeds from sales, other than U.S. Government Securities and short-term securities, aggregated $4,231,667 and $1,876,997, respectively. For federal income tax purposes, as of January 31, 2014, the gross unrealized appreciation for all securities totaled $1,370,234 and the gross unrealized depreciation for all securities totaled $909,598, for a net unrealized appreciation of $460,636.  The aggregate cost of securities for federal income tax purposes at January 31, 2014, was $16,599,187.

Note 7. Federal Income Taxes

Small Cap Fund

During the six months ended January 31, 2014, a long-term capital gain distribution of $0.11473 per share was paid on 12/27/2013, for shareholders on record as of 12/26/2013, for a total distribution of $125,661.

The tax character of distributions paid during the six months ended January 31, 2014 was as follows:

Capital Gain

$ 125,661

During the fiscal year ended July 31, 2013, a short-term capital gain distribution of $0.2202 per share was paid on 12/27/2012, for shareholders on record as of 12/26/2012, for a total distribution of $155,933.

The tax character of distributions paid during the fiscal year ended July 31, 2013 was as follows:

Ordinary Income

$155,933

As of July 31, 2013, for tax purposes the Small Cap Fund’s undistributed net investment income was $0 and its undistributed realized loss (“capital loss carryforward”) on investments was $39,196. These capital loss carryforward amounts have no expiration. Additionally, the Small Cap Fund has elected to defer post October capital losses of $279,332, and its accumulated net realized gain on investments is $0.

Income and Growth Fund

Investor Class

During the six months ended January 31, 2014, an ordinary income distribution of $0.1290 per share was paid on 10/31/2013, for shareholders on record as of 10/30/2013, for a total distribution of $26,198. A short-term capital gain distribution of $0.02277 per share, a long-term capital gain distribution of $0.0718 per share, and an ordinary income distribution of $0.04015 per share were paid on 12/27/2013, for shareholders on record as of 12/26/2013, for a total distribution of $25,672. An ordinary income distribution of $0.02302 per share was paid on 1/31/2014, for shareholders on record as of 1/30/2014, for a total distribution of $4,099.

The tax character of distributions paid during the six months ended January 31, 2014 was as follows:

Ordinary Income

$   42,287

Capital Gain

$   13,682

During the period ended July 31, 2013, an ordinary income distribution of $0.0480 per share was paid on 7/31/2013, for shareholders on record as of 7/30/2013, for a total distribution of $10,358.

The tax character of distributions paid during the period ended July 31, 2013 was as follows:

Ordinary Income

$   10,358

Institutional Class

During the six months ended January 31, 2014, an ordinary income distribution of $0.1298 per share was paid on 10/31/2013, for shareholders on record as of 10/30/2013, for a total distribution of $128,334. A short-term capital gain distribution of $0.02277 per share, a long-term capital gain distribution of $0.0718 per share, and an ordinary income distribution of $0.04738 per share were paid on 12/27/2013, for shareholders on record as of 12/26/2013, for a total distribution of $149,360. An ordinary income distribution of $0.02558 per share was paid on 1/31/2014, for shareholders on record as of 1/30/2014, for a total distribution of $29,696.

The tax character of distributions paid during the six months ended January 31, 2014 was as follows:

Ordinary Income

$ 231,842

Capital Gain

$   75,548

During the fiscal year ended July 31, 2013, a short-term capital gain distribution of $0.0921 per share, a long-term capital gain distribution of $0.0073 per share, and an ordinary income distribution of $0.3553 per share were paid on 12/27/2012, for shareholders on record as of 12/26/2012, for a total distribution of $160,833.  An ordinary income distribution of $0.1877 per share, was paid on 4/30/2013, for shareholders on record as of 4/29/2013, for a total distribution of $140,346.  An ordinary income distribution of $0.0943 per share was paid on 7/31/2013, for shareholders on record as of 7/30/2013, for a total distribution of $88,649.

The tax character of distributions paid during the fiscal year ended July 31, 2013 was as follows:

Ordinary Income

$ 387,246

Capital Gain

$     2,582

As of July 31, 2013, for tax purposes Income and Growth Fund’s undistributed net investment income was $0 and its undistributed realized loss (“capital loss carryforward”) on investments was $0. These capital loss carryforward amounts have no expiration. Additionally, the Income and Growth Fund has no post October capital losses as of July 31, 2013, and its accumulated net realized gain on investments is $117,512.

Note 8. Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2 (a) (9) of the Act.  As of January 31, 2014, R E Smith Sub S Trust, held approximately 54.67% of the voting securities of the Small Cap Fund and may be deemed to control the Small Cap Fund.  As of January 31, 2014, Charles Schwab & Co., Inc., held in omnibus accounts for the benefit of others, approximately 77.07% of the voting securities of the Income and Growth Fund and may be deemed to control the Income and Growth Fund.

Note 9. Subsequent Events

At a Special Meeting of Shareholders of the Trust, held at the offices of Ranger Funds Investment Trust, 2828 N. Harwood Street, Suite 1600, Dallas, Texas 75201, on Monday, March 3, 2014, Trust shareholders of record as of the close of business on January 8, 2014, voted to approve the following proposal:

Proposal 1: To elect Benjamin C. Bell to the Board of Trustees of the Trust.

	Shares Voted In Favor	Shares Voted Against or Abstentions
Benjamin C. Bell	1,468,243	28,590

Effective March 12, 2014, following a merger of Ranger International Management (TX), L.P. and Ranger International Management, L.P., each an affiliated entity under common control, Ranger International Management, L.P. serves as the adviser to the Ranger Quest for Income and Growth Fund.

Ranger Funds Investment Trust
Expense Illustration
January 31, 2014 (Unaudited)

Expense Example

As a shareholder of the Funds, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, August 1, 2013 through January 31, 2014.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Ranger Small Cap Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	August 1, 2013	January 31, 2014	August 1, 2013 to January 31, 2014

Actual	$1,000.00	$1,046.99	$5.68
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,019.66	$5.60

* Expenses are equal to the Fund's annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 184/365.

Ranger Quest for Income and Growth Fund - Investor Class
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	August 1, 2013	January 31, 2014	August 1, 2013 to January 31, 2014

Actual	$1,000.00	$1,031.83	$6.91
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,018.40	$6.87

* Expenses are equal to the Fund's annualized expense ratio of 1.35%, multiplied by the average account value over the period, multiplied by 184/365.

Ranger Quest for Income and Growth Fund - Institutional Class
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	August 1, 2013	January 31, 2014	August 1, 2013 to January 31, 2014

Actual	$1,000.00	$1,032.75	$5.64
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,019.66	$5.60

* Expenses are equal to the Fund's annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 184/365.

RANGER FUNDS INVESTMENT TRUST

RANGER SMALL CAP FUND

RANGER QUEST FOR INCOME AND GROWTH

TRUSTEES AND OFFICERS

JANUARY 31, 2014 (UNAUDITED)

Information about Trustees and Officers who are “interested persons” of the Trust as defined under the 1940 Act, and each officer of the Trust, including their principal occupations during the past five years, is as follows:

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Jason Christopher Elliott Year of Birth: 1970	Trustee, Chairman (since September 2011)	Manager, Ranger Capital Group, L.L.C. (since 2005); Director, Fiberforge Corp. (2000- 2013).	4	None.
Kenneth Scott Canon Year of Birth: 1962	President (since September 2011)	President, Ranger Capital Group Holdings, L.P. (since 2001) and its affiliated investment advisers.	N/A	None.
Nimrod Hacker Year of Birth: 1968	Secretary (since September 2011)	General Counsel, Ranger Capital Group Holdings, L.P. (since 2001) and its affiliated investment advisers.	N/A	None.
Thomas E. Burson Year of Birth: 1960	Chief Compliance Officer (since September 2011)	Chief Compliance Officer, Ranger Capital Group Holdings, L.P. (since 2004), and its affiliated investment advisers.	N/A	None.
Joseph W. Thompson Year of Birth: 1959	Treasurer (since September 2011)	COO/CFO, Ranger Capital Group Holdings, L.P. (since 2002) and its affiliated investment advisers.	N/A	None.

* The term of office for each Trustee and Officer listed above will continue indefinitely.

** The term “Fund Complex” refers to Ranger Funds Investment Trust.

Information about Trustees who are not “interested persons” of the Trust as defined under the 1940 Act, including their principal occupations during the past five years, is as follows:

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
James F. McCain Year of Birth: 1951	Independent Trustee (since September 2011)	Chief Compliance Officer, SteelPath Capital Management LLC and SteelPath Fund Advisors, LLC; Chief Compliance Officer and Anti-Money Laundering Officer, SteelPath MLP Funds Trust (since 2010); Chief Compliance Officer, Brazos Capital Management; Chief Compliance Officer, Secretary and Anti-Money Laundering Officer, PineBridge Mutual Funds (2007–2010); Chief Compliance Officer, G.W. Henssler & Associates, Ltd., Henssler Asset Management, LP and Henssler Funds (2004–2007).	4	None.
Curtis A. Hite 16633 Dallas Pkwy Suite 100 Addison, Texas 75001 Year of Birth: 1969	Independent Trustee (since September 2011)	CEO, Improving Enterprises (since 2007) (technology consulting); CEO, Valtech Technologies (2000–2006) (technology consulting).	4	None.
Benjamin C. Bell, Jr. Year of Birth: 1959	Independent Trustee (since March 2014)	Managing Member, William K. Woodruff & Co, LLC (since 2009); CEO, Christmas Morning Interests, Inc. (since 1997) CEO, Brazos Capital Management (2003-2009)	4	None

* The term of office for each Trustee and Officer listed above will continue indefinitely.

** The term “Fund Complex” refers to Ranger Funds Investment Trust.

RANGER FUNDS INVESTMENT TRUST

RANGER SMALL CAP FUND

RANGER QUEST FOR INCOME AND GROWTH FUND

ADDITIONAL INFORMATION

JANUARY 31, 2014 (UNAUDITED)

Advisory Agreement

Ranger Quest for Income and Growth Fund

In connection with the September 4, 2013 meeting of the Board of Trustees (the “Board” or the “Trustees”) of Ranger Funds Investment Trust, including a majority of the Trustees who are not interested persons as that term is defined in the Investment Company Act of 1940, as revised, the Board discussed the renewal of the advisory agreement between Ranger International Management (TX) Management, LP (the “ Income and Growth Adviser”) and the Trust (the “Advisory Agreement”) with respect to the Ranger Quest for Income and Growth Fund, and the renewal of the sub-advisory agreement between the Adviser and Ranger International Management, LP (the “Sub-Adviser”) with respect to the Fund (the “Sub-Advisory Agreement”).  In considering the renewal of the Advisory and Sub-Advisory Agreements, the Board received materials specifically relating to the Advisory and Sub-Advisory Agreements.  In its consideration of the Advisory and Sub-Advisory Agreements, the Board did not identify any single factor as all-important or controlling, and the following summary does not detail all the matters considered.

Nature, Extent & Quality of Services.  The Trustees then considered the nature, extent and quality of the services provided by the Income and Growth Adviser and Sub-Adviser.  The Trustees reviewed the organizational structure of the Adviser and Sub-Adviser, noting that they are related entities under common control.  The Trustees then reviewed the Income and Growth Adviser’s and Sub-Adviser’s investment philosophy, portfolio construction process, assets under management, and brokerage policies.  The Board further reviewed the Income and Growth Adviser’s and Sub-Adviser’s experience and the capabilities of their personnel, as well as the quality of the reports and other materials received from both parties.  They noted that the Income and Growth Adviser and Sub-Adviser continue to invest in their personnel and infrastructure, and that, for the size of the Income and Growth Adviser and Sub-Adviser, they have very impressive resources.  The Trustees also expressed satisfaction with the Income and Growth Adviser’s marketing of the Fund.   Taking into account the personnel involved in servicing the Fund, as well as the materials and services described above, the Board expressed satisfaction with the quality of the services received from the Income and Growth Adviser and Sub-Adviser.

Performance.  The Board began its review by examining the performance of the Fund, noting that, as of July 31, 2013, the Fund had positive returns, but had underperformed its two benchmarks, the S&P 500 and MSCI ACWI, for each of the month, year-to-date, one year, and since inception (September 29, 2011) periods.   The Trustees stated, based on conversations with officers of the Income and Growth Adviser and Sub-Adviser, it appears that the Fund’s strategy may cause short-term underperformance because of its long-term focus.  The Income and Growth Adviser and Sub-Adviser also explained that, due to this long-term focus, using benchmarks will not necessarily be a fair representation of the effectiveness of the Fund’s strategy, as the Fund has been in operation for only a relatively short period of time.  The Trustees noted that the Income and Growth Adviser and Sub-Adviser remain confident in the long-term effectiveness of the strategy, highlighting the fact that a similar strategy for a separate fund managed by the Sub-Adviser has outperformed the benchmarks over its ten year existence. After further discussion, the Trustees agreed that, notwithstanding the Fund’s short-term underperformance, the Fund’s results are consistent with its objective.

Fees & Expenses; Profitability.  Next, the Trustees reviewed the fees and expenses charged by the Income and Growth Adviser and Sub-Adviser, as well as their profitability.  The Trustees noted that the Income and Growth Adviser’s management fee is 1.00%, of which 50% of revenue is paid to the Sub-Adviser, and that an Expense Limitation Agreement requires the Income and Growth Adviser to waive fees and/or reimburse expenses to the extent total operation expenses of all the Fund exceeds 1.10%.  They noted the Income and Growth Adviser’s management fee is higher than the Morningstar World Stock Mutual Funds Category peer group average of 0.79%, higher than the Morningstar category average of 0.76%, but similar to other private funds with similar strategies serviced by the Income and Growth Adviser.  The Trustees also considered the fact that the Fund is very small, compared to larger funds in the category which may benefit from economies of scale.  With respect to the Income and Growth Adviser’s profitability, they noted the fact that, after fee waiver which limits expenses to 1.10%, the Income and Growth Adviser’s net management fee was decreased, during the previous year.  The Trustees also observed that the Income and Growth Adviser allocated a portion of its profits towards marketing and distribution, and had not allocated any expenses to the Fund, causing the Income and Growth Adviser to operate under a net loss.  With respect to the Sub-Adviser’s profitability, the Trustees noted that the Sub-Adviser is an affiliate of the Income and Growth Adviser and determined to consider the profitability analysis provided by the Income and Growth Adviser in this context.  Despite the minimal revenue currently received, the Trustees noted that the Income and Growth Adviser’s ability to operate effectively was not impacted, and the Income and Growth Adviser and Sub-Adviser have the capacity to continue to manage the Fund effectively.  After discussion, the Trustees concluded the fees and expenses, as well as the profitability of the Income and Growth Adviser and Sub-Adviser, are reasonable.

Economies of Scale.  Regarding possible economies of scale, the Trustees noted the absence of breakpoints, but considered, given the size of the Fund, breakpoints are not realistic at this time.  They further noted that the Adviser had agreed, in its 15(c) questionnaire responses, to reevaluate this as the next renewal.  The Trustees concluded to monitor the Fund asset levels annually and discuss breakpoints in the future as economies are realized.

Ranger Small Cap Fund

In connection with the September 4, 2013 meeting of the Board of Trustees of Ranger Funds Investment Trust, including a majority of the Trustees who are not interested persons as that term is defined in the Investment Company Act of 1940, as revised, the Board discussed the renewal of the advisory agreement between Ranger Investment Management, LP (the “Small Cap Adviser”) and the Trust (the “Advisory Agreement”) with respect to the Ranger Small Cap Fund.  In considering the renewal of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.  In its consideration of the Advisory Agreement the Board did not identify any single factor as all-important or controlling, and the following summary does not detail all the matters considered.

Nature, Extent and Quality of Services.  The Trustees then considered the nature, extent and quality of the services provided by the Small Cap Adviser.  The Trustees then reviewed the Small Cap Adviser’s  investment philosophy, portfolio construction process, assets under management, and brokerage policies.  The Board further reviewed the Small Cap Adviser’s experience and the capabilities of its personnel, as well as the quality of the reports and other materials received.  They noted that the Small Cap Adviser continues to invest in its personnel and infrastructure, and that, for the size of the Small Cap Adviser, it has very impressive resources.  The Trustees also expressed satisfaction with the Small Cap Adviser’s marketing of the Fund. Taking into account the personnel involved in servicing the Fund, as well as the materials and services described above, the Board expressed satisfaction with the quality of the services received from the Small Cap Adviser.

Performance.  The Board began its review by examining the performance of the Fund, noting that, as of July 31, 2013, the Fund had underperformed against its benchmarks, the Russell 2000 Growth Index, Russell 2000 Index, and S&P 500, for each of the year-to-date, one year, and since inception (September 29, 2011) periods, but had outperformed each benchmark during July 2013.   The Trustees stated, that from speaking with officers of the Small Cap Adviser, that, the Small Cap Adviser’s strategy focuses on long-term results.  Thus, while the Fund was underperforming earlier in this year, the Small Cap Adviser stuck to its strategy, and the Fund now outperforming its benchmarks.  After further discussion, the Trustees agreed that the Fund’s results are consistent with its objective.

Fees & Expenses; Profitability.  The Trustees reviewed the fees and expenses charged by the Small Cap Adviser, as well as its profitability.  The Trustees noted that the Small Cap Adviser’s management fee is 1.00% and that an Expense Limitation Agreement requires the Small Cap Adviser to waive fees and/or reimburse expenses to the extent total operation expenses of all the Fund exceeds 1.10%.  They noted the Small Cap Adviser’s management fee is higher than the Morningstar Small Growth Mutual Funds Category peer group average of 0.84%, but within the range of the peer group. Mr. Hacker noted that management fees for other funds serviced by the Small Cap Adviser range from 0.4%, to 1.0%, but some of the clients with the lower fees were early term investors of the Small Cap Adviser and they do not receive the same level of services that the Fund does.   Further, they noted the fact that, after fee waiver, which limits the Fund’s expenses to 1.10%, the Small Cap Adviser earned a decreased net management fee.  The Trustees also observed that the Small Cap Adviser allocated a portion of its profits to marketing and distribution, and had not allocated any expenses to the Fund, thereby reducing the Small Cap Adviser’s net profits.  After discussion, the Trustees concluded the fees and expenses, as well as the profitability of the Small Cap Adviser, are reasonable in light of the services received.

Economies of Scale.  Regarding possible economies of scale, the Trustees noted the absence of breakpoints, but considered, given the size of the Fund, breakpoints are not realistic at this time.  Mr. Poteet, Ranger’s Director of Marketing, remarked that the Small Cap Adviser estimates the Fund’s total assets will be approximately $50 million at the end of the next 12 months.  They further noted that the Small Cap Adviser had agreed, in its 15(c) questionnaire responses, to reevaluate breakpoints as the next renewal.  The Trustees concluded to monitor the Fund asset levels annually and discuss breakpoints in the future as economies are realized.

Information Regarding Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Funds at (866) 458-4744 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Information Regarding Portfolio Holdings

The Funds file a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Funds’ first and third fiscal quarters end on April 30 and October 31. The Funds’ Form N-Q’s are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Funds at 1-866-458-4744.

Information Regarding Statement of Additional Information

The Statement of Additional Information includes additional information about the Directors and is available without charge upon request, by calling toll free at 1-866-458-4744.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.

(a) The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a) The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.  Applies to closed-end funds only.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ranger Funds Investment Trust

By /s/ Kenneth Scott Canon

     Kenneth Scott Canon

     President (Principal Executive Officer)

Date: April 10, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth Scott Canon

     Kenneth Scott Canon

     President (Principal Executive Officer)

Date: April 10, 2014

By /s/ Joseph W. Thompson

     Joseph W. Thompson

     Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: April 10, 2014